MINING INTERESTS - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Mining Interests [Line Items]
Mining Interests	$ 1,061,124	$ 1,048,530
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining Interests	832,820	805,649
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining Interests	$ 228,304	$ 242,881	$ 117,545